Capital Income Builder® Summary prospectus January 1, 2017

Class	A	B	C	F-1	F-2	F-3	529-A	529-B	529-C	529-E
	CAIBX	CIBBX	CIBCX	CIBFX	CAIFX	CFIHX	CIRAX	CIRBX	CIRCX	CIREX
Class	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	CIRFX	RIRAX	RIRBX	RCEEX	RIRCX	RIREX	RIRHX	RIRFX	RIRGX

Investment objectives The fund has two primary investment objectives. It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years. The fund’s secondary objective is to provide you with growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 27 of the prospectus and on page 68 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share class:	A and 529-A	B and 529-B	C and 529-C	529-E	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated January 1, 2017, are incorporated by reference into this summary prospectus.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	B	C	F-1	F-2	F-3	529-A
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.24	1.00	1.00	0.25	none	none	0.22
Other expenses	0.13	0.13	0.17	0.19	0.17	0.07[2]	0.24
Total annual fund operating expenses	0.60	1.36	1.40	0.67	0.40	0.30	0.69

Share class:	529-B	529-C	529-E	529-F-1	R-1	R-2	R-2E
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.98	0.99	0.50	0.00	1.00	0.74	0.60
Other expenses	0.28	0.24	0.19	0.23	0.17	0.43	0.28
Total annual fund operating expenses	1.49	1.46	0.92	0.46	1.40	1.40	1.11

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.50	0.25	none	none	none
Other expenses	0.23	0.17	0.30	0.14	0.07
Total annual fund operating expenses	0.96	0.65	0.53	0.37	0.30
Expense reimbursement	—	—	0.07[3,4]	—	—
Total annual fund operating expenses after expense reimbursement	0.96	0.65	0.46	0.37	0.30

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Based on estimated amounts for the current fiscal year.

3 Restated to reflect current fees.

4 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least January 1, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	B	C	F-1	F-2	F-3	529-A	529-B	529-C	529-E	529-F-1	R-1	R-2	R-2E
1 year	$ 633	$ 638	$ 243	$ 68	$ 41	$ 31	$ 641	$ 652	$ 249	$ 94	$ 47	$ 143	$ 143	$ 113
3 years	756	831	443	214	128	97	783	871	462	293	148	443	443	353
5 years	891	945	766	373	224	170	937	1,013	797	509	258	766	766	612
10 years	1,282	1,427	1,680	835	505	383	1,384	1,563	1,746	1,131	579	1,680	1,680	1,352

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	B	C	529-B	529-C
1 year	$ 98	$ 66	$ 47	$ 38	$ 31		1 year	$ 138	$143	$ 152	$ 149
3 years	306	208	163	119	97		3 years	431	443	471	462
5 years	531	362	289	208	169		5 years	745	766	813	797
10 years	1,178	810	658	468	381		10 years	1,427	1,680	1,563	1,746

1     Capital Income Builder / Summary prospectus

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal investment strategies The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

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Principal risks This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies

3     Capital Income Builder / Summary prospectus

of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The 70%/30% MSCI ACWI/Bloomberg Barclays Index is a composite blend of 70% of the MSCI ACWI and 30% of the Bloomberg Barclays U.S. Aggregate Index and represents a broad measure of the global stock and bond markets, including market sectors in which the fund may invest. The Lipper Global Equity Income Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

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Average annual total returns For the periods ended December 31, 2015 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A — Before taxes	7/30/1987	–8.50%	5.21%	4.79%	9.03%
— After taxes on distributions		–9.30	4.25	3.74	N/A
— After taxes on distributions and sale of fund shares		–4.22	4.01	3.72	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–8.36%	5.33%	4.76%	7.10%
C	3/15/2001	–4.65	5.61	4.56	6.27
F-1	3/15/2001	–3.01	6.41	5.37	6.82
F-2	8/1/2008	–2.76	6.67	N/A	4.81
529-A	2/19/2002	–8.61	5.11	4.70	6.48
529-B	2/15/2002	–8.48	5.20	4.65	6.38
529-C	2/20/2002	–4.72	5.53	4.49	6.07
529-E	3/1/2002	–3.25	6.11	5.04	6.52
529-F-1	9/17/2002	–2.80	6.60	5.55	7.45
R-1	6/11/2002	–3.70	5.62	4.56	5.79
R-2	5/31/2002	–3.69	5.63	4.55	5.67
R-2E	8/29/2014	–3.33	N/A	N/A	–3.21
R-3	6/4/2002	–3.28	6.08	5.02	6.20
R-4	5/20/2002	–2.98	6.41	5.35	6.51
R-5	5/15/2002	–2.71	6.73	5.66	6.82
R-6	5/1/2009	–2.63	6.78	N/A	9.97

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–2.36%	6.09%	4.76%	N/A
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.55	3.25	4.51	6.61%
70%/30% MSCI ACWI/Bloomberg Barclays Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–1.30	5.43	5.00	N/A
Lipper Global Equity Income Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–3.48	5.62	3.68	N/A
Class A annualized 30-day yield at October 31, 2016: 3.14% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

5     Capital Income Builder / Summary prospectus

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
James B. Lovelace Vice Chairman of the Board	25 years	Partner — Capital Research Global Investors
Joyce E. Gordon President and Trustee	17 years	Partner – Capital Research Global Investors
David A. Hoag Senior Vice President	13 years	Partner – Capital Fixed Income Investors
Darcy Kopcho Senior Vice President	11 years	Partner – Capital International Investors
David M. Riley Senior Vice President	13 years	Partner – Capital Research Global Investors
Bradley J. Vogt Senior Vice President	8 years	Partner — Capital Research Global Investors
Grant L. Cambridge Vice President	4 years	Partner – Capital Research Global Investors
Timothy D. Armour	11 years	Partner – Capital Research Global Investors
L. Alfonso Barroso	7 years	Partner – Capital Research Global Investors
Winnie Kwan	10 years	Partner – Capital Research Global Investors
David S. Lee	6 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	2 years	Partner – Capital Fixed Income Investors
Philip Winston	3 years	Partner – Capital International Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

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Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

You can access the fund’s statutory prospectus or SAI at americanfunds.com/prospectus.

MFGEIPX-012-0117P Litho in USA CGD/CF/8006 Investment Company File No. 811-05085

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE SUMMARY PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY